GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net income (loss) attributable to non-controlling interests (as a percentage)		0.53%	(0.77%)	(1.92%)
Percentage interest held in Israeli subsidiary by Company		91.00%
Contingent consideration liability			$ 1,550
Goodwill		32,174	32,174
Seculert Ltd. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding shares acquired	100.00%
Cash consideration	$ 10,000
Contingent payment	10,000
Contingent consideration liability			$ 1,550
Goodwill	2,105
Seculert Ltd. [Member] | Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Finite lived intangible assets	$ 2,183
Useful life	9 years
Seculert Ltd. [Member] | IPR&D [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Finite lived intangible assets	$ 7,088
Useful life	9 years